Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements - Level 3 [Member]	5 Months Ended
Jun. 30, 2021 $ / shares
Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements [Line Items]
Exercise price (in Dollars per share)	$ 11.50
Unit price (in Dollars per share)	$ 10.32
Term (years)	5 years 9 months
Risk-free rate	0.99%
Dividend yield	0.00%
Minimum [Member]
Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements [Line Items]
Volatility	31.90%
Maximum [Member]
Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements [Line Items]
Volatility	42.00%
Initial Fair Value [Member]
Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements [Line Items]
Exercise price (in Dollars per share)	$ 11.50
Unit price (in Dollars per share)	$ 10.00
Term (years)	5 years 11 months 23 days
Risk-free rate	1.09%
Dividend yield	0.00%
Initial Fair Value [Member] | Minimum [Member]
Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements [Line Items]
Volatility	23.70%
Initial Fair Value [Member] | Maximum [Member]
Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements [Line Items]
Volatility	41.00%